UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Government Money Market Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance October 31, 2023 (Unaudited)
Current 7-Day Yields

Capital Reserves Class	4.47%
Daily Money Class	4.72%
Advisor M Class	4.72%
Fidelity® Government Money Market Fund	4.99%
Class S	4.99%
Premium Class	5.09%
Class K6	5.16%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2023, the most recent period shown in the table, would have been 4.46% for Capital Reserves Class, 4.71% for Daily Money Class, 4.71% for Advisor M Class, 5.05% for Premium Class, and 5.14% for Class K6.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	62.7
8 - 30	13.8
31 - 60	12.7
61 - 90	4.2
91 - 180	3.5
> 180	3.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.2)%

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Debt - 31.1%
	Yield (%)(a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 31.1%
U.S. Treasury Bills
11/2/23 to 3/7/24	5.32 to 5.48	83,261,375,400	82,796,410,299
U.S. Treasury Notes
11/15/23 to 10/31/24 (c)	5.31 to 5.52	7,726,000,000	7,722,745,197

TOTAL U.S. TREASURY DEBT (Cost $90,519,155,496)			90,519,155,496

U.S. Government Agency Debt - 23.5%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Federal Agencies - 23.5%
Federal Farm Credit Bank
1/23/24 to 10/27/25 (c)(d)	5.35 to 5.51	8,397,613,000	8,397,242,819
11/3/25 (c)(d)	5.49	50,000,000	50,000,000
11/3/25 (c)(d)	5.49	16,000,000	16,000,000
Federal Home Loan Bank
11/3/23 to 10/20/25 (c)	5.00 to 5.50	58,673,986,000	58,601,128,608
5/2/24 (c)(d)	5.38	298,500,000	298,500,000
5/2/24 (c)(d)	5.38	18,500,000	18,500,000
Freddie Mac
6/12/24	5.35	1,185,500,000	1,185,500,000

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $68,566,871,427)			68,566,871,427

U.S. Government Agency Repurchase Agreement - 16.6%
	Maturity Amount ($)	Value ($)
In a joint trading account at:
5.3% dated 10/31/23 due 11/1/23 (Collateralized by U.S. Government Obligations) #	49,961,355	49,954,000
5.31% dated 10/31/23 due 11/1/23 (Collateralized by U.S. Government Obligations) #	16,543,722,614	16,541,284,000
With:
ABN AMRO Bank NV at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Government Obligations valued at $592,707,478, 1.25% - 6.50%, 6/30/26 - 10/20/53)	581,085,698	581,000,000
BMO Harris Bank NA at:
5.31%, dated 10/26/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $160,281,725, 4.50% - 5.00%, 7/20/53 - 10/20/53)	157,162,103	157,000,000
5.32%, dated:
9/21/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $160,084,090, 5.00% - 5.50%, 7/20/53 - 9/20/53)	156,968,240	156,000,000
10/12/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $239,385,432, 2.00% - 7.00%, 6/20/24 - 10/20/53)	234,726,180	234,000,000
BNP Paribas, SA at:
5.32%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $4,187,948,871, 0.00% - 7.50%, 12/07/23 - 10/20/53)	4,106,329,407	4,081,000,000
5.35%, dated 10/25/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $319,599,709, 0.00% - 7.00%, 2/22/24 - 10/01/53)	315,325,764	313,000,000
5.36%, dated:
8/1/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $325,106,834, 0.00% - 7.00%, 12/21/23 - 10/01/53) (c)(d)(e)	319,703,636	314,000,000
8/4/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $324,831,669, 0.00% - 7.03%, 12/21/23 - 10/01/53) (c)(d)(e)	319,703,636	314,000,000
8/23/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $322,864,482, 0.00% - 7.00%, 12/28/23 - 10/01/53) (c)(d)(e)	317,574,400	312,000,000
5.38%, dated:
9/5/23 due 12/5/23 (Collateralized by U.S. Treasury Obligations valued at $839,729,092, 0.00% - 7.00%, 11/21/23 - 10/20/53) (c)(d)(e)	827,097,143	816,000,000
9/13/23 due 12/13/23 (Collateralized by U.S. Treasury Obligations valued at $829,634,627, 0.00% - 7.00%, 5/31/24 - 1/01/57) (c)(d)(e)	815,937,382	805,000,000
9/18/23 due 12/18/23 (Collateralized by U.S. Treasury Obligations valued at $415,892,031, 0.00% - 7.00%, 12/21/23 - 11/01/53) (c)(d)(e)	410,502,658	405,000,000
9/21/23 due 12/20/23 (Collateralized by U.S. Treasury Obligations valued at $1,669,265,107, 0.00% - 7.50%, 11/30/23 - 11/01/53) (c)(d)(e)	1,646,835,944	1,625,000,000
5.39%, dated:
8/1/23 due 12/1/23 (Collateralized by U.S. Treasury Obligations valued at $420,847,777, 0.00% - 6.50%, 12/21/23 - 11/01/53) (c)(d)(e)	413,416,040	406,000,000
8/4/23 due 12/4/23 (Collateralized by U.S. Treasury Obligations valued at $419,549,325, 0.00% - 7.00%, 7/31/24 - 10/01/53) (c)(d)(e)	411,379,508	404,000,000
8/23/23 due 12/21/23 (Collateralized by U.S. Treasury Obligations valued at $416,198,887, 0.00% - 7.00%, 12/05/23 - 10/01/53) (c)(d)(e)	410,240,566	403,000,000
BNY Mellon Capital Markets Corp. at 5.35%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $564,424,999, 0.00% - 8.00%, 11/15/23 - 11/01/53)	553,432,917	550,000,000
BofA Securities, Inc. at:
5.34%, dated 10/30/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $1,148,860,728, 1.50% - 6.50%, 5/01/35 - 4/01/59)	1,131,177,723	1,126,000,000
5.35%, dated 10/26/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $159,261,882, 2.50% - 8.50%, 2/15/24 - 9/20/53)	156,741,867	156,000,000
5.37%, dated 9/27/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $158,925,458, 6.00%, 9/20/53) (c)(d)(e)	157,797,621	155,000,000
5.39%, dated:
9/28/23 due 1/25/24 (Collateralized by U.S. Government Obligations valued at $207,088,916, 2.50% - 6.50%, 5/20/50 - 10/20/53) (c)(d)(e)	205,599,022	202,000,000
10/18/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $103,236,034, 0.50%, 3/31/25)	101,922,439	101,000,000
10/31/23 due 2/1/24 (Collateralized by U.S. Government Obligations valued at $208,111,154, 2.50% - 7.00%, 1/20/49 - 10/20/53) (c)(d)(e)	206,840,530	204,000,000
CIBC Bank U.S.A. at:
5.32%, dated 10/23/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $144,011,300, 0.75% - 6.50%, 1/31/28 - 10/01/53)	141,583,427	141,000,000
5.34%, dated 10/12/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $892,078,756, 0.75% - 7.50%, 6/30/24 - 10/01/53)	876,139,093	872,000,000
5.36%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $20,615,094, 0.00% - 4.50%, 12/31/26 - 4/20/53)	20,125,067	20,000,000
Citibank NA at 5.31%, dated 10/26/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $479,478,227, 0.00% - 8.88%, 11/14/23 - 8/15/53)	469,484,243	469,000,000
Citigroup Global Capital Markets, Inc. at:
5.31%, dated 10/26/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $559,454,680, 4.00% - 6.50%, 9/01/52 - 10/01/53)	548,565,810	548,000,000
5.32%, dated 10/23/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $481,059,040, 2.00% - 4.92%, 7/31/24 - 5/01/52)	473,436,117	471,000,000
FICC State Street GC (Gov. Repo) at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Government Obligations valued at $641,274,975, 0.25% - 6.50%, 5/31/25 - 11/01/53)	628,092,630	628,000,000
Goldman Sachs & Co. at 5.31%, dated:
10/25/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $1,437,642,853, 0.00% - 7.50%, 2/13/24 - 2/01/53)	1,409,453,760	1,408,000,000
10/26/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $639,085,092, 1.50% - 6.50%, 1/01/28 - 11/15/64)	626,646,345	626,000,000
10/27/23 due 11/3/23 (Collateralized by U.S. Government Obligations valued at $1,114,661,457, 2.00% - 7.50%, 3/01/33 - 10/15/57)	1,093,127,490	1,092,000,000
10/30/23 due 11/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,275,376,133, 0.00% - 4.00%, 1/11/24 - 11/15/42)	1,251,290,625	1,250,000,000
10/31/23 due 11/7/23
(Collateralized by U.S. Government Obligations valued at $637,594,031, 2.00% - 6.50%, 2/01/25 - 11/01/53)	625,645,313	625,000,000
(Collateralized by U.S. Government Obligations valued at $796,737,502, 1.50% - 7.50%, 2/20/27 - 6/15/64)	781,806,383	781,000,000
ING Financial Markets LLC at 5.35%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $103,647,707, 2.00% - 4.50%, 3/20/49 - 7/20/52)	101,630,408	101,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.35%, dated:
9/21/23 due 12/6/23 (Collateralized by U.S. Government Obligations valued at $1,311,502,664, 2.00% - 7.00%, 4/01/24 - 10/01/53)	1,292,434,300	1,278,000,000
10/3/23 due 12/15/23 (Collateralized by U.S. Government Obligations valued at $124,976,302, 2.00% - 6.00%, 5/01/24 - 9/01/53)	123,323,531	122,000,000
Morgan Stanley & Co., LLC at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Government Obligations valued at $320,354,752, 0.00% - 7.50%, 11/01/24 - 10/01/53)	314,046,315	314,000,000
MUFG Securities (Canada), Ltd. at 5.35%, dated 10/18/23 due 12/13/23 (Collateralized by U.S. Government Obligations valued at $208,512,938, 2.50% - 6.50%, 5/15/39 - 8/01/53)	205,697,733	204,000,000
RBC Dominion Securities at 5.32%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $1,537,783,572, 0.00% - 6.50%, 11/30/23 - 10/01/53)	1,507,297,587	1,498,000,000
RBC Financial Group at 5.33%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $3,386,590,070, 1.50% - 7.50%, 5/01/27 - 8/20/63)	3,316,495,627	3,296,000,000
TD Securities (U.S.A.) at 5.32%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Government Obligations valued at $700,843,554, 2.00% - 7.00%, 12/01/31 - 11/01/53)	687,101,523	687,000,000
Wells Fargo Securities, LLC at:
5.36%, dated 9/21/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $639,338,424, 1.50% - 8.50%, 11/25/23 - 11/01/53) (c)(d)(e)	628,658,225	623,000,000
5.46%, dated 10/20/23 due 12/19/23 (Collateralized by U.S. Government Obligations valued at $834,896,853, 1.50% - 7.00%, 11/20/23 - 11/01/53)	824,434,700	817,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $48,282,238,000)		48,282,238,000

U.S. Treasury Repurchase Agreement - 30.0%
	Maturity Amount ($)	Value ($)
With:
ABN AMRO Bank NV at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $454,987,029, 1.25% - 5.25%, 6/30/26 - 5/15/43)	446,065,661	446,000,000
Barclays Bank PLC at:
5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $2,007,557,872, 0.00% - 4.13%, 4/04/24 - 2/15/52)	1,962,288,850	1,962,000,000
5.32%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $1,014,133,988, 1.25% - 4.50%, 11/30/24 - 8/15/45)	992,119,773	986,000,000
BMO Capital Markets Corp. at 5.31%, dated 10/26/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $144,968,253, 4.63%, 9/15/26)	142,146,615	142,000,000
BNP Paribas, SA at 5.38%, dated 9/1/23 due 12/1/23 (Collateralized by U.S. Treasury Obligations valued at $731,863,195, 0.25% - 6.63%, 4/30/24 - 5/15/50) (c)(d)(e)	720,669,202	711,000,000
BofA Securities, Inc. at:
5.32%, dated 10/30/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $185,694,928, 4.88%, 10/31/30)	182,833,762	182,000,000
5.33%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $70,807,300, 0.63%, 10/15/24)	69,429,065	69,000,000
CIBC Bank U.S.A. at:
5.31%, dated 10/19/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $91,976,075, 0.50% - 5.00%, 12/31/24 - 8/15/42)	90,185,850	90,000,000
5.32%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $302,722,197, 0.50% - 4.50%, 2/29/24 - 5/15/53)	296,829,246	295,000,000
Credit AG at:
5.31%, dated 10/25/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $272,621,199, 2.88% - 4.63%, 2/28/25 - 4/30/29)	267,275,678	267,000,000
5.32%, dated:
9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $144,476,026, 1.88% - 4.63%, 2/15/40 - 11/15/51)	140,868,933	140,000,000
10/10/23 due 11/2/23 ((Collateralized by U.S. Treasury Obligations valued at $287,551,850, 2.88%, 4/30/29)	281,955,088	281,000,000
5.33%, dated 10/20/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $288,151,113, 2.88% - 4.63%, 10/15/26 - 4/30/29)	283,294,302	282,000,000
Federal Reserve Bank of New York at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $55,968,238,562, 0.50% - 6.13%, 1/15/25 - 5/15/52)	55,968,238,556	55,960,000,000
Fixed Income Clearing Corp. - BNP at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $721,246,426, 1.88% - 5.55%, 7/31/24 - 2/15/53)	707,104,283	707,000,000
Fixed Income Clearing Corp. - BNYM at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $7,276,680,050, 0.00% - 4.63%, 11/07/23 - 2/15/53)	7,135,050,283	7,134,000,000
Fixed Income Clearing Corp. - SSB at:
5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $7,272,842,738, 0.38% - 4.13%, 6/30/27 - 5/31/29)	7,135,050,283	7,134,000,000
5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $432,225,470, 4.63%, 10/15/26)	424,062,540	424,000,000
ING Financial Markets LLC at:
5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $181,692,071, 4.25%, 10/15/25)	178,026,206	178,000,000
5.31%, dated:
10/27/23 due 11/3/23 (Collateralized by U.S. Treasury Obligations valued at $172,553,082, 0.00% - 4.63%, 12/15/23 - 2/15/51)	169,174,493	169,000,000
10/31/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $42,870,617, 0.13% - 4.75%, 12/15/23 - 2/15/53)	42,043,365	42,000,000
5.34%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $327,099,893, 0.00% - 5.00%, 11/30/23 - 8/15/51)	319,981,140	318,000,000
Lloyds Bank PLC at:
5.37%, dated 10/24/23 due 11/24/23 (Collateralized by U.S. Treasury Obligations valued at $182,711,258, 3.25% - 3.50%, 6/30/27 - 2/15/33)	179,827,726	179,000,000
5.4%, dated 10/30/23 due 12/20/23 (Collateralized by U.S. Treasury Obligations valued at $235,581,089, 2.50% - 3.88%, 1/31/25 - 12/31/27)	232,767,150	231,000,000
5.43%, dated:
9/20/23 due 11/20/23 ((Collateralized by U.S. Treasury Obligations valued at $130,867,269, 0.75%, 11/15/24)	128,673,106	127,500,000
9/29/23 due 11/29/23 (Collateralized by U.S. Treasury Obligations valued at $127,092,720, 2.88%, 6/15/25)	125,140,903	124,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.33%, dated 9/21/23 due 12/6/23 (Collateralized by U.S. Treasury Obligations valued at $363,271,931, 0.13% - 4.63%, 2/15/24 - 8/15/33)	357,983,287	354,000,000
Mizuho Bank, Ltd. at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $722,229,289, 4.00%, 2/15/26)	707,104,283	707,000,000
Morgan Stanley & Co., LLC at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $199,949,500, 0.00% - 3.38%, 1/25/24 - 11/15/48)	196,028,856	196,000,000
MUFG Securities (Canada), Ltd. at 5.33%, dated 9/21/23 due:
11/2/23 (Collateralized by U.S. Treasury Obligations valued at $143,687,421, 0.25% - 6.00%, 3/31/24 - 8/15/53)	140,870,567	140,000,000
12/6/23 (Collateralized by U.S. Treasury Obligations valued at $272,536,579, 0.25% - 6.50%, 3/31/24 - 8/15/53)	267,981,839	265,000,000
MUFG Securities EMEA PLC at 5.31%, dated:
10/31/23 due 11/1/23
(Collateralized by U.S. Treasury Obligations valued at $577,072,125, 1.00% - 4.00%, 5/31/28 - 11/15/41)	566,083,485	566,000,000
(Collateralized by U.S. Treasury Obligations valued at $879,250,882, 0.25% - 4.38%, 11/15/23 - 8/15/43)	849,125,228	849,000,000
11/1/23 due 11/2/23 (f)	566,083,485	566,000,000
Natixis SA at:
5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $363,681,063, 1.13% - 4.50%, 2/15/36 - 2/15/53)	356,052,411	356,000,000
5.34%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $1,091,575,912, 0.00% - 6.38%, 11/09/23 - 8/15/53)	1,069,622,490	1,063,000,000
NatWest Markets Securities, Inc. at:
5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $177,506,196, 2.38% - 3.25%, 5/15/27 - 7/31/29)	174,025,617	174,000,000
5.31%, dated 10/26/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $707,485,665, 0.00%, 1/16/24 - 4/25/24)	693,715,523	693,000,000
Norinchukin Bank at 5.34%, dated 10/30/23 due 11/6/23 (Collateralized by U.S. Treasury Obligations valued at $145,245,228, 3.63% - 3.88%, 2/15/43 - 2/15/53)	141,146,405	141,000,000
RBC Dominion Securities at 5.32%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $215,497,877, 0.00% - 6.88%, 11/24/23 - 11/15/49)	211,303,400	210,000,000
SMBC Nikko Securities America, Inc. at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $714,240,068, 0.00% - 5.00%, 12/19/23 - 8/15/51)	700,103,056	700,000,000
Societe Generale at 5.31%, dated:
10/26/23 due 11/2/23
(Collateralized by U.S. Treasury Obligations valued at $286,071,382, 3.00% - 3.88%, 2/15/43 - 2/15/48)	278,287,035	278,000,000
(Collateralized by U.S. Treasury Obligations valued at $577,830,931, 0.63% - 4.13%, 1/15/26 - 8/15/46)	566,584,395	566,000,000
10/31/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $655,286,650, 1.63% - 4.00%, 11/15/42 - 11/15/51)	637,657,703	637,000,000
Sumitomo Mitsui Trust Bank Ltd. at 5.37%, dated 10/25/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $61,149,291, 1.63%, 8/15/29)	59,874,778	59,750,000
Wells Fargo Bank NA at 5.36%, dated 10/11/23 due 11/13/23 (Collateralized by U.S. Treasury Obligations valued at $364,297,777, 0.50% - 5.00%, 1/31/24 - 5/15/53)	355,739,320	354,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $87,455,250,000)		87,455,250,000

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $294,823,514,923)	294,823,514,923
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(3,569,471,957)
NET ASSETS - 100.0%	291,254,042,966

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	The maturity amount is based on the rate at period end.
(f)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$49,954,000 due 11/01/23 at 5.30%
Nomura Securities International	46,213,000
Sumitomo Mitsui Banking Corp.	3,741,000
49,954,000

$16,541,284,000 due 11/01/23 at 5.31%
BNY Mellon Capital Markets LLC	391,963,000
Bank of America, N.A.	1,128,196,000
BofA Securities, Inc.	646,547,000
Citigroup Global Markets, Inc.	924,969,000
Credit Agricole CIB New York Branch	141,228,000
HSBC Securities (USA), Inc.	141,025,000
ING Financial Markets LLC	181,846,000
JP Morgan Securities LLC	313,388,000
Mitsubishi UFJ Securities Holdings Ltd	564,098,000
Mizuho Securities USA, Inc.	313,388,000
Nomura Securities International	2,432,171,000
RBC Dominion Securities, Inc.	1,905,885,000
Royal Bank of Canada	628,497,000
Sumitomo Mitsui Banking Corp.	5,546,964,000
Sumitomo Mitsui Banking Corp. NY	653,786,000
Wells Fargo Bank National Association	558,000
Wells Fargo Securities LLC	626,775,000
16,541,284,000

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $135,737,488,000) - See accompanying schedule Unaffiliated issuers (cost $294,823,514,923):		$294,823,514,923
Cash		1,583,000,083
Receivable for fund shares sold		1,650,291,380
Interest receivable		666,755,594
Prepaid expenses		328,507
Receivable from investment adviser for expense reductions		264,653
Other receivables		1,929,361
Total assets		298,726,084,501
Liabilities
Payable for investments purchased	$5,742,769,178
Payable for fund shares redeemed	1,385,932,298
Distributions payable	229,228,830
Accrued management fee	59,940,474
Distribution and service plan fees payable	3,611,905
Other affiliated payables	40,145,619
Other payables and accrued expenses	10,413,231
Total Liabilities		7,472,041,535
Net Assets		$291,254,042,966
Net Assets consist of:
Paid in capital		$291,255,584,019
Total accumulated earnings (loss)		(1,541,053)
Net Assets		$291,254,042,966

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($4,631,227,206 ÷ 4,629,907,039 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($7,938,254,446 ÷ 7,936,273,609 shares)		$1.00
Advisor M Class :
Net Asset Value, offering price and redemption price per share ($180,122,331 ÷ 180,131,348 shares)		$1.00
Fidelity Government Money Market Fund :
Net Asset Value, offering price and redemption price per share ($266,059,172,059 ÷ 266,056,326,455 shares)		$1.00
Class S :
Net Asset Value, offering price and redemption price per share ($71,710,569 ÷ 71,711,309 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($9,365,311,181 ÷ 9,363,084,614 shares)		$1.00
Class K6 :
Net Asset Value, offering price and redemption price per share ($3,008,245,174 ÷ 3,008,325,334 shares)		$1.00

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Interest		$7,355,813,689
Expenses
Management fee	$345,507,657
Transfer agent fees	218,184,840
Distribution and service plan fees	22,299,503
Accounting fees and expenses	3,105,616
Custodian fees and expenses	524,520
Independent trustees' fees and expenses	457,238
Registration fees	9,361,961
Audit	35,503
Legal	126,907
Miscellaneous	4,199,252
Total expenses before reductions	603,802,997
Expense reductions	(2,678,563)
Total expenses after reductions		601,124,434
Net Investment income (loss)		6,754,689,255
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	51,884
Total net realized gain (loss)		51,884
Net increase in net assets resulting from operations		$6,754,741,139
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,754,689,255	$6,580,471,704
Net realized gain (loss)	51,884	(1,421,339)
Net increase in net assets resulting from operations	6,754,741,139	6,579,050,365
Distributions to shareholders	(6,754,705,053)	(6,580,599,912)

Share transactions - net increase (decrease)	31,344,842,857	8,353,454,402
Total increase (decrease) in net assets	31,344,878,943	8,351,904,855

Net Assets
Beginning of period	259,909,164,023	251,557,259,168
End of period	$291,254,042,966	$259,909,164,023

Financial Highlights
Fidelity® Government Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.022	.022	- B	- B	.009	.012
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.022	.022	- B	- B	.009	.012
Distributions from net investment income	(.022)	(.022)	- B	- B	(.009)	(.012)
Total distributions	(.022)	(.022)	- B	- B	(.009)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.21%	2.20%	.01%	.01%	.94%	1.26%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.96% G,H	.96%	.96%	.96%	.97%	.96%
Expenses net of fee waivers, if any	.95% G,H	.92%	.10%	.15%	.89%	.95%
Expenses net of all reductions	.95% G,H	.92%	.10%	.15%	.89%	.95%
Net investment income (loss)	4.37% G,H	2.18%	.01%	.01%	.87%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$4,631,227	$5,294,932	$7,465,539	$7,539,252	$7,470,316	$6,491,629

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

Fidelity® Government Money Market Fund Daily Money Class

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	.024	- B	- B	.012	.015
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.023	.024	- B	- B	.012	.015
Distributions from net investment income	(.023)	(.024)	- B	- B	(.012)	(.015)
Total distributions	(.023)	(.024)	- B	- B	(.012)	(.015)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.33%	2.43%	.01%	.01%	1.16%	1.51%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.71% G,H	.71%	.71%	.71%	.72%	.71%
Expenses net of fee waivers, if any	.70% G,H	.70%	.10%	.15%	.67%	.70%
Expenses net of all reductions	.70% G,H	.70%	.10%	.15%	.67%	.70%
Net investment income (loss)	4.63% G,H	2.40%	.01%	.01%	1.08%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$7,938,254	$7,151,812	$7,389,338	$7,356,206	$7,835,091	$6,038,320

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

Fidelity® Government Money Market Fund Advisor M Class

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	.024	- B	- B	.012	.015
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.023	.024	- B	- B	.012	.015
Distributions from net investment income	(.023)	(.024)	- B	- B	(.012)	(.015)
Total distributions	(.023)	(.024)	- B	- B	(.012)	(.015)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.33%	2.43%	.01%	.01%	1.17%	1.52%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.71% G,H	.71%	.71%	.71%	.72%	.71%
Expenses net of fee waivers, if any	.70% G,H	.70%	.10%	.15%	.65%	.70%
Expenses net of all reductions	.70% G,H	.70%	.10%	.15%	.64%	.69%
Net investment income (loss)	4.63% G,H	2.40%	.01%	.01%	1.12%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$180,122	$172,227	$148,512	$124,205	$126,269	$50,630

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

Fidelity® Government Money Market Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.027	- B	- B	.014	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.027	- B	- B	.014	.018
Distributions from net investment income	(.025)	(.027)	- B	- B	(.014)	(.018)
Total distributions	(.025)	(.027)	- B	- B	(.014)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.48%	2.72%	.01%	.01%	1.42%	1.79%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G,H	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42% G,H	.42%	.10%	.15%	.42%	.42%
Expenses net of all reductions	.42% G,H	.42%	.10%	.15%	.42%	.42%
Net investment income (loss)	4.91% G,H	2.68%	.01%	.01%	1.33%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$266,059,172	$236,784,703	$230,027,515	$200,115,905	$165,823,962	$104,973,598

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

Fidelity® Government Money Market Fund Class S

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.025	.027	- C
Net realized and unrealized gain (loss) C	-	-	-
Total from investment operations	.025	.027	- C
Distributions from net investment income	(.025)	(.027)	- C
Total distributions	(.025)	(.027)	- C
Net asset value, end of period	$1.00	$1.00	$1.00
Total Return D,E	2.48%	2.72%	-% F
Ratios to Average Net Assets B,G,H
Expenses before reductions	.46% I,J	.46%	.46% I
Expenses net of fee waivers, if any	.42% I,J	.42%	.14% I
Expenses net of all reductions	.42% I,J	.42%	.14% I
Net investment income (loss)	4.91% I,J	2.68%	.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$71,711	$116,643	$100

AFor the period December 2, 2021 (commencement of sale of shares) through April 30, 2022.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.0005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FAmount represents less than .005%.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

Fidelity® Government Money Market Fund Premium Class

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.028	- B	- B	.015	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.028	- B	- B	.015	.019
Distributions from net investment income	(.025)	(.028)	- B	- B	(.015)	(.019)
Total distributions	(.025)	(.028)	- B	- B	(.015)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.53%	2.82%	.01%	.01%	1.52%	1.90%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G,H	.36%	.36%	.36%	.37%	.36%
Expenses net of fee waivers, if any	.32% G,H	.32%	.09%	.15%	.32%	.32%
Expenses net of all reductions	.32% G,H	.32%	.09%	.15%	.32%	.32%
Net investment income (loss)	5.01% G,H	2.78%	.01%	-% I	1.43%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$9,365,311	$7,609,041	$4,352,205	$4,713,643	$5,726,124	$4,115,468

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount represents less than .005%.

Fidelity® Government Money Market Fund Class K6

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.029	- B	- B	.016	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.029	- B	- B	.016	.019
Distributions from net investment income	(.025)	(.029)	- B	- B	(.016)	(.019)
Total distributions	(.025)	(.029)	- B	- B	(.016)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.56%	2.89%	.02%	.01%	1.59%	1.97%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.27% G,H	.27%	.27%	.27%	.28%	.27%
Expenses net of fee waivers, if any	.25% G,H	.25%	.09%	.14%	.25%	.25%
Expenses net of all reductions	.25% G,H	.25%	.09%	.14%	.25%	.25%
Net investment income (loss)	5.08% G,H	2.85%	.02%	.01%	1.50%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$3,008,245	$2,779,806	$2,174,050	$1,660,582	$1,313,087	$404,595

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GProxy expenses are not annualized.

HAnnualized.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Capital Reserves Class, Daily Money Class, Advisor M Class, Fidelity Government Money Market Fund, Class S, Premium Class and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class S shares are offered only to the Fidelity FDIC-Insured Deposit Sweep Program.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Government Money Market Fund	$1,929,357

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$294,823,514,923

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(268,591)
Long-term	(1,295,787)
Total capital loss carryforward	$(1,564,378)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Capital Reserves Class	.25%	.25%	$12,504,800	$1,638,156
Daily Money Class	- %	.25%	9,572,094	575,469
Advisor M Class	- %	.25%	222,609	2,938
			$22,299,503	$2,216,563

Sales Load. FDC receives the proceeds of contingent deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges. In addition, FDC receives deferred sales charges for Advisor M Class shares purchased by exchange from Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Daily Money Class	$1,062
Advisor M Class	$100

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class and Class K6 which pays .10% and .01% of class-level average net assets, respectively.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Capital Reserves Class	$5,001,920.20
Daily Money Class	7,657,675.20
Advisor M Class	178,087.20
Fidelity Government Money Market Fund	200,889,251.16
Class S	108,902.20
Premium Class	4,207,797.10
Class K6	141,208.01
	$218,184,840

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Government Money Market Fund	-A

A Amount represents less than .005%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement	Expiration Date
Capital Reserves Class	.95%	$191,334	August 31, 2024
Daily Money Class	.70%	364,964	August 31, 2024
Advisor M Class	.70%	8,141	August 31, 2024
Class S	.42%	22,005	August 31, 2024
Premium Class	.32%	1,732,523	August 31, 2024
Class K6	.25%	301,935	August 31, 2024
		$2,620,902

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $56,636. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Capital Reserves Class	$139
Daily Money Class	886
$1,025
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2023	Year ended April 30, 2023
Fidelity Government Money Market Fund
Distributions to shareholders
Capital Reserves Class	$109,064,827	$132,294,501
Daily Money Class	176,780,299	173,911,146
Advisor M Class	4,116,061	4,026,868
Fidelity Government Money Market Fund	6,179,929,577	6,032,133,212
Class S	2,664,757	3,127,896
Premium Class	210,542,898	161,984,763
Class K6	71,606,634	73,121,526
Total	$6,754,705,053	$6,580,599,912
6. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2023	Year ended April 30, 2023	Six months ended October 31, 2023	Year ended April 30, 2023
Fidelity Government Money Market Fund
Capital Reserves Class
Shares sold	11,322,894,431	24,726,485,347	$11,322,894,431	$24,726,485,347
Reinvestment of distributions	68,002,053	82,299,780	68,002,053	82,299,780
Shares redeemed	(12,054,429,927)	(26,978,689,833)	(12,054,429,927)	(26,978,689,833)
Net increase (decrease)	(663,533,443)	(2,169,904,706)	$(663,533,443)	$(2,169,904,706)
Daily Money Class
Shares sold	16,344,177,795	29,426,737,018	$16,344,177,795	$29,426,737,018
Reinvestment of distributions	124,380,483	124,369,442	124,380,483	124,369,442
Shares redeemed	(15,682,306,459)	(29,788,519,287)	(15,682,306,647)	(29,788,519,287)
Net increase (decrease)	786,251,819	(237,412,827)	$786,251,631	$(237,412,827)
Advisor M Class
Shares sold	68,342,167	146,781,874	$68,343,152	$146,781,874
Reinvestment of distributions	4,034,796	3,948,140	4,034,796	3,948,140
Shares redeemed	(64,477,246)	(127,013,170)	(64,477,246)	(127,013,170)
Net increase (decrease)	7,899,717	23,716,844	$7,900,702	$23,716,844
Fidelity Government Money Market Fund
Shares sold	463,440,868,181	747,228,976,266	$463,440,553,143	$747,228,976,259
Reinvestment of distributions	6,965,836,319	4,973,485,810	6,965,836,319	4,973,485,810
Shares redeemed	(441,131,923,212)	(745,443,820,532)	(441,131,561,531)	(745,443,820,524)
Net increase (decrease)	29,274,781,288	6,758,641,544	$29,274,827,931	$6,758,641,545
Class S
Shares sold	402,521,146	1,009,671,977	$402,521,146	$1,009,671,977
Reinvestment of distributions	2,361,686	2,753,148	2,361,686	2,753,148
Shares redeemed	(449,815,464)	(895,881,428)	(449,815,464)	(895,881,428)
Net increase (decrease)	(44,932,632)	116,543,697	$(44,932,632)	$116,543,697
Premium Class
Shares sold	5,805,282,733	7,637,912,164	$5,805,282,733	$7,637,912,162
Reinvestment of distributions	184,506,177	147,283,681	184,506,177	147,283,681
Shares redeemed	(4,233,916,866)	(4,529,107,357)	(4,233,916,866)	(4,529,107,803)
Net increase (decrease)	1,755,872,044	3,256,088,488	$1,755,872,044	$3,256,088,040
Class K6
Shares sold	1,014,802,537	2,269,895,570	$1,014,802,537	$2,269,895,570
Reinvestment of distributions	71,605,922	73,121,526	71,605,922	73,121,526
Shares redeemed	(857,951,835)	(1,737,235,287)	(857,951,835)	(1,737,235,287)
Net increase (decrease)	228,456,624	605,781,809	$228,456,624	$605,781,809
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023
Fidelity® Government Money Market Fund
Capital Reserves Class	.95%
Actual		$ 1,000	$ 1,022.10	$ 4.83
Hypothetical-B		$ 1,000	$ 1,020.36	$ 4.82
Daily Money Class	.70%
Actual		$ 1,000	$ 1,023.30	$ 3.56
Hypothetical-B		$ 1,000	$ 1,021.62	$ 3.56
Advisor M Class	.70%
Actual		$ 1,000	$ 1,023.30	$ 3.56
Hypothetical-B		$ 1,000	$ 1,021.62	$ 3.56
Fidelity® Government Money Market Fund	.42%
Actual		$ 1,000	$ 1,024.80	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.03	$ 2.14
Class S	.42%
Actual		$ 1,000	$ 1,024.80	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.03	$ 2.14
Premium Class	.32%
Actual		$ 1,000	$ 1,025.30	$ 1.63
Hypothetical-B		$ 1,000	$ 1,023.53	$ 1.63
Class K6	.25%
Actual		$ 1,000	$ 1,025.60	$ 1.27
Hypothetical-B		$ 1,000	$ 1,023.88	$ 1.27

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Government Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions with representatives of the Investment Advisers that occur, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked above the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022.

In the information provided to the Board, Fidelity noted that competitor comparisons for money market funds are challenging due, in part, to the frequent imposition of reimbursements and waivers on money market funds in recent years. The Board considered that Fidelity believes that excluding fee waivers and reimbursements provides a better total expense comparison until such waivers are less prevalent in competitor data. When fee waivers and reimbursements are excluded from competitor data, the fund's total expense ratio was at or below the competitive medians in 2022.
Other Contractual Arrangements. The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Capital Reserves Class, Daily Money Class, Advisor M Class, Class K6, Class S, and Premium Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.95%, 0.70%, 0.70%, 0.25%, 0.42%, and 0.32% through August 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	337,939,496,302.780	94.380
Withheld	20,121,891,677.960	5.620
TOTAL	358,061,387,980.740	100.000
Jennifer Toolin McAuliffe
Affirmative	337,261,756,605.130	94.190
Withheld	20,799,631,375.610	5.810
TOTAL	358,061,387,980.740	100.000
Christine J. Thompson
Affirmative	337,756,507,971.920	94.330
Withheld	20,304,880,008.820	5.670
TOTAL	358,061,387,980.740	100.000
Elizabeth S. Acton
Affirmative	336,673,811,160.640	94.030
Withheld	21,387,576,820.100	5.970
TOTAL	358,061,387,980.740	100.000
Laura M. Bishop
Affirmative	336,705,559,027.450	94.040
Withheld	21,355,828,953.280	5.960
TOTAL	358,061,387,980.730	100.000
Ann E. Dunwoody
Affirmative	336,791,135,924.560	94.060
Withheld	21,270,252,056.180	5.940
TOTAL	358,061,387,980.740	100.000
John Engler
Affirmative	336,187,619,932.530	93.890
Withheld	21,873,768,048.210	6.110
TOTAL	358,061,387,980.740	100.000
Robert F. Gartland
Affirmative	337,535,127,127.930	94.270
Withheld	20,526,260,852.810	5.730
TOTAL	358,061,387,980.740	100.000
Robert W. Helm
Affirmative	337,290,460,580.820	94.200
Withheld	20,770,927,399.920	5.800
TOTAL	358,061,387,980.740	100.000
Arthur E. Johnson
Affirmative	336,917,974,849.290	94.100
Withheld	21,143,413,131.450	5.900
TOTAL	358,061,387,980.740	100.000
Michael E. Kenneally
Affirmative	337,417,190,479.840	94.240
Withheld	20,644,197,500.900	5.760
TOTAL	358,061,387,980.740	100.000
Mark A. Murray
Affirmative	337,795,870,420.820	94.340
Withheld	20,265,517,559.920	5.660
TOTAL	358,061,387,980.740	100.000
Carol J. Zierhoffer
Affirmative	337,084,951,395.910	94.140
Withheld	20,976,436,584.830	5.860
TOTAL	358,061,387,980.740	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.538283.126
SPU-SANN-1223
Fidelity® Series Treasury Bill Index Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Asset Allocation (% of Fund's net assets)

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.9%
U.S. Treasury Bills, yield at date of purchase 5.38% to 5.47% 2/1/24 to 4/25/24 (Cost $1,295,243,941)	1,320,340,000	1,295,166,396

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b) (Cost $1,200,016)	1,199,776	1,200,016

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,296,443,957)	1,296,366,412
NET OTHER ASSETS (LIABILITIES) - 0.0%	(177,576)
NET ASSETS - 100.0%	1,296,188,836

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	8,931,866	187,645,202	195,377,052	103,190	-	-	1,200,016	0.0%
Total	8,931,866	187,645,202	195,377,052	103,190	-	-	1,200,016

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	1,295,166,396	-	1,295,166,396	-

Money Market Funds	1,200,016	1,200,016	-	-
Total Investments in Securities:	1,296,366,412	1,200,016	1,295,166,396	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,295,243,941)	$1,295,166,396
Fidelity Central Funds (cost $1,200,016)	1,200,016

Total Investment in Securities (cost $1,296,443,957)		$1,296,366,412
Receivable for investments sold		577,092,408
Receivable for fund shares sold		2,053,074
Distributions receivable from Fidelity Central Funds		17,646
Total assets		1,875,529,540
Liabilities
Payable for investments purchased	$567,186,966
Payable for fund shares redeemed	12,141,413
Distributions payable	7,694
Other payables and accrued expenses	4,631
Total Liabilities		579,340,704
Net Assets		$1,296,188,836
Net Assets consist of:
Paid in capital		$1,305,465,953
Total accumulated earnings (loss)		(9,277,117)
Net Assets		$1,296,188,836
Net Asset Value, offering price and redemption price per share ($1,296,188,836 ÷ 130,471,148 shares)		$9.93

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Interest		$35,256,275
Income from Fidelity Central Funds		103,190
Total Income		35,359,465
Expenses
Transfer agent fees	$20
Custodian fees and expenses	6,950
Independent trustees' fees and expenses	2,221
Miscellaneous	33
Total expenses before reductions	9,224
Expense reductions	(25)
Total expenses after reductions		9,199
Net Investment income (loss)		35,350,266
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,241,181)
Total net realized gain (loss)		(1,241,181)
Change in net unrealized appreciation (depreciation) on investment securities		332,737
Net gain (loss)		(908,444)
Net increase (decrease) in net assets resulting from operations		$34,441,822
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,350,266	$36,960,621
Net realized gain (loss)	(1,241,181)	(5,793,880)
Change in net unrealized appreciation (depreciation)	332,737	372,355
Net increase (decrease) in net assets resulting from operations	34,441,822	31,539,096
Distributions to shareholders	(35,351,221)	(36,902,734)

Share transactions
Proceeds from sales of shares	142,581,278	687,602,491
Reinvestment of distributions	35,343,256	36,339,394
Cost of shares redeemed	(178,950,785)	(799,464,253)

Net increase (decrease) in net assets resulting from share transactions	(1,026,251)	(75,522,368)
Total increase (decrease) in net assets	(1,935,650)	(80,886,006)

Net Assets
Beginning of period	1,298,124,486	1,379,010,492
End of period	$1,296,188,836	$1,298,124,486

Other Information
Shares
Sold	14,347,803	69,090,565
Issued in reinvestment of distributions	3,557,434	3,651,949
Redeemed	(18,008,774)	(80,193,769)
Net increase (decrease)	(103,537)	(7,451,255)

Financial Highlights
Fidelity® Series Treasury Bill Index Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$9.99	$10.00	$10.03	$9.98	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.265	.327	.010	.011	.169	.166
Net realized and unrealized gain (loss)	(.011)	(.054)	(.005)	.002	.062	(.005)
Total from investment operations	.254	.273	.005	.013	.231	.161
Distributions from net investment income	(.264)	(.323)	(.014)	(.012)	(.175)	(.181)
Distributions from net realized gain	-	-	(.001)	(.031)	(.006)	-
Total distributions	(.264)	(.323)	(.015)	(.043)	(.181)	(.181)
Net asset value, end of period	$9.93	$9.94	$9.99	$10.00	$10.03	$9.98
Total Return D,E	2.59%	2.78%	.05%	.13%	2.34%	1.62%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I,J	-%	-%	-%	-%	-% J
Expenses net of fee waivers, if any H	-% I,J	-%	-%	-%	-%	-% J
Expenses net of all reductions H	-% I,J	-%	-%	-%	-%	-% J
Net investment income (loss)	5.33% I,J	3.28%	.10%	.11%	1.69%	2.36% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,296,189	$1,298,124	$1,379,010	$3,446,278	$2,211,901	$927,431
Portfolio turnover rate	-% J	-%	-%	-%	-%	-%

AFor the period August 17, 2018 (commencement of operations) through April 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than $.005 per share.

IProxy expenses are not annualized.

JAnnualized.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Series Treasury Bill Index Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$91
Gross unrealized depreciation	(77,636)
Net unrealized appreciation (depreciation)	$(77,545)
Tax cost	$1,296,443,957

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,805,165)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $25.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Series Treasury Bill Index Fund	-%-D
Actual		$ 1,000	$ 1,025.90	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Treasury Bill Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	337,939,496,302.780	94.380
Withheld	20,121,891,677.960	5.620
TOTAL	358,061,387,980.740	100.000
Jennifer Toolin McAuliffe
Affirmative	337,261,756,605.130	94.190
Withheld	20,799,631,375.610	5.810
TOTAL	358,061,387,980.740	100.000
Christine J. Thompson
Affirmative	337,756,507,971.920	94.330
Withheld	20,304,880,008.820	5.670
TOTAL	358,061,387,980.740	100.000
Elizabeth S. Acton
Affirmative	336,673,811,160.640	94.030
Withheld	21,387,576,820.100	5.970
TOTAL	358,061,387,980.740	100.000
Laura M. Bishop
Affirmative	336,705,559,027.450	94.040
Withheld	21,355,828,953.280	5.960
TOTAL	358,061,387,980.730	100.000
Ann E. Dunwoody
Affirmative	336,791,135,924.560	94.060
Withheld	21,270,252,056.180	5.940
TOTAL	358,061,387,980.740	100.000
John Engler
Affirmative	336,187,619,932.530	93.890
Withheld	21,873,768,048.210	6.110
TOTAL	358,061,387,980.740	100.000
Robert F. Gartland
Affirmative	337,535,127,127.930	94.270
Withheld	20,526,260,852.810	5.730
TOTAL	358,061,387,980.740	100.000
Robert W. Helm
Affirmative	337,290,460,580.820	94.200
Withheld	20,770,927,399.920	5.800
TOTAL	358,061,387,980.740	100.000
Arthur E. Johnson
Affirmative	336,917,974,849.290	94.100
Withheld	21,143,413,131.450	5.900
TOTAL	358,061,387,980.740	100.000
Michael E. Kenneally
Affirmative	337,417,190,479.840	94.240
Withheld	20,644,197,500.900	5.760
TOTAL	358,061,387,980.740	100.000
Mark A. Murray
Affirmative	337,795,870,420.820	94.340
Withheld	20,265,517,559.920	5.660
TOTAL	358,061,387,980.740	100.000
Carol J. Zierhoffer
Affirmative	337,084,951,395.910	94.140
Withheld	20,976,436,584.830	5.860
TOTAL	358,061,387,980.740	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.9891220.105
XSB-SANN-1223
Fidelity® Treasury Only Money Market Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance October 31, 2023 (Unaudited)
Current 7-Day Yields

Fidelity® Treasury Only Money Market Fund	5.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	17.6
8 - 30	44.7
31 - 60	21.8
61 - 90	10.0
91 - 180	5.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Debt - 97.1%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 97.1%
U.S. Treasury Bills
11/2/23 to 3/7/24	5.04 to 5.48	4,129,065	4,108,173
U.S. Treasury Notes
11/30/23 to 1/31/25 (c)	5.31 to 5.58	252,583	252,667

TOTAL U.S. TREASURY DEBT (Cost $4,360,840)			4,360,840

TOTAL INVESTMENT IN SECURITIES - 97.1% (Cost $4,360,840)	4,360,840
NET OTHER ASSETS (LIABILITIES) - 2.9%	129,377
NET ASSETS - 100.0%	4,490,217

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $4,360,840):		$4,360,840
Cash		175,793
Receivable for fund shares sold		87,618
Interest receivable		217
Total assets		4,624,468
Liabilities
Payable for investments purchased	$111,162
Payable for fund shares redeemed	18,854
Distributions payable	2,727
Accrued management fee	1,508
Total Liabilities		134,251
Net Assets		$4,490,217
Net Assets consist of:
Paid in capital		$4,490,264
Total accumulated earnings (loss)		(47)
Net Assets		$4,490,217
Net Asset Value, offering price and redemption price per share ($4,490,217 ÷ 4,489,482 shares)		$1.00

Statement of Operations
Amounts in thousands		Six months ended October 31, 2023 (Unaudited)
Investment Income
Interest		$102,663
Expenses
Management fee	$8,338
Independent trustees' fees and expenses	6
Total Expenses		8,344
Net Investment income (loss)		94,319
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(53)
Total net realized gain (loss)		(53)
Net increase in net assets resulting from operations		$94,266
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,319	$84,468
Net realized gain (loss)	(53)	25
Net increase in net assets resulting from operations	94,266	84,493
Distributions to shareholders	(94,317)	(84,477)

Share transactions
Proceeds from sales of shares	2,535,947	3,538,536
Reinvestment of distributions	80,175	75,134
Cost of shares redeemed	(2,272,819)	(2,866,760)

Net increase (decrease) in net assets and shares resulting from share transactions	343,303	746,910
Total increase (decrease) in net assets	343,252	746,926

Net Assets
Beginning of period	4,146,965	3,400,039
End of period	$4,490,217	$4,146,965

Other Information
Shares
Sold	2,535,947	3,538,536
Issued in reinvestment of distributions	80,175	75,134
Redeemed	(2,272,819)	(2,866,760)
Net increase (decrease)	343,303	746,910

Financial Highlights
Fidelity® Treasury Only Money Market Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.026	- B	- B	.014	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.024	.026	- B	- B	.014	.018
Distributions from net investment income	(.024)	(.026)	- B	- B	(.014)	(.018)
Distributions from net realized gain	-	-	- B	-	-	-
Total distributions	(.024)	(.026)	- B	- B	(.014)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.40%	2.62%	.01%	.01%	1.39%	1.79%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42% G	.42%	.11%	.15%	.42%	.42%
Expenses net of all reductions	.42% G	.42%	.11%	.15%	.42%	.42%
Net investment income (loss)	4.73% G	2.60%	.01%	.01%	1.27%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$4,490	$4,147	$3,400	$3,804	$5,045	$2,823

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

(Amounts in thousands except percentages)
1. Organization.
Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$4,360,840
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Treasury Only Money Market Fund	.42%
Actual		$ 1,000	$ 1,024.00	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.03	$ 2.14

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Treasury Only Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits realized by (FMR and its affiliates) Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions with representatives of the Investment Advisers that occur, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expenses, the Board considered the fund's all-inclusive (subject to certain limited exceptions) management fee rate and other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2022 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expenses of the fund ranked above the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022.

The Board noted that the management fees of most competitor funds do not cover expenses beyond portfolio management, and that, when compared to competitor funds, excluding waivers and reimbursements, the fund's total expense ratio was below the competitive medians in 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	337,939,496,302.780	94.380
Withheld	20,121,891,677.960	5.620
TOTAL	358,061,387,980.740	100.000
Jennifer Toolin McAuliffe
Affirmative	337,261,756,605.130	94.190
Withheld	20,799,631,375.610	5.810
TOTAL	358,061,387,980.740	100.000
Christine J. Thompson
Affirmative	337,756,507,971.920	94.330
Withheld	20,304,880,008.820	5.670
TOTAL	358,061,387,980.740	100.000
Elizabeth S. Acton
Affirmative	336,673,811,160.640	94.030
Withheld	21,387,576,820.100	5.970
TOTAL	358,061,387,980.740	100.000
Laura M. Bishop
Affirmative	336,705,559,027.450	94.040
Withheld	21,355,828,953.280	5.960
TOTAL	358,061,387,980.730	100.000
Ann E. Dunwoody
Affirmative	336,791,135,924.560	94.060
Withheld	21,270,252,056.180	5.940
TOTAL	358,061,387,980.740	100.000
John Engler
Affirmative	336,187,619,932.530	93.890
Withheld	21,873,768,048.210	6.110
TOTAL	358,061,387,980.740	100.000
Robert F. Gartland
Affirmative	337,535,127,127.930	94.270
Withheld	20,526,260,852.810	5.730
TOTAL	358,061,387,980.740	100.000
Robert W. Helm
Affirmative	337,290,460,580.820	94.200
Withheld	20,770,927,399.920	5.800
TOTAL	358,061,387,980.740	100.000
Arthur E. Johnson
Affirmative	336,917,974,849.290	94.100
Withheld	21,143,413,131.450	5.900
TOTAL	358,061,387,980.740	100.000
Michael E. Kenneally
Affirmative	337,417,190,479.840	94.240
Withheld	20,644,197,500.900	5.760
TOTAL	358,061,387,980.740	100.000
Mark A. Murray
Affirmative	337,795,870,420.820	94.340
Withheld	20,265,517,559.920	5.660
TOTAL	358,061,387,980.740	100.000
Carol J. Zierhoffer
Affirmative	337,084,951,395.910	94.140
Withheld	20,976,436,584.830	5.860
TOTAL	358,061,387,980.740	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.538317.126
TMM-SANN-1223
Fidelity Flex® Funds

Fidelity Flex® Government Money Market Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance October 31, 2023 (Unaudited)
Current 7-Day Yields

Fidelity Flex® Government Money Market Fund	5.42%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	68.2
8 - 30	14.3
31 - 60	10.9
61 - 90	3.4
91 - 180	0.9
> 180	2.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (6.6)%

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Debt - 26.2%
	Yield (%)(a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 26.2%
U.S. Treasury Bills
11/2/23 to 1/18/24	5.32 to 5.43	27,000,000	26,881,600
U.S. Treasury Notes
1/31/24 to 10/31/24 (c)(d)	5.37 to 5.52	1,500,000	1,500,021

TOTAL U.S. TREASURY DEBT (Cost $28,381,621)			28,381,621

U.S. Government Agency Debt - 27.8%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Federal Agencies - 27.8%
Federal Farm Credit Bank
1/24/24 to 7/7/25 (c)(d)	5.37 to 5.49	3,850,000	3,849,976
Federal Home Loan Bank
11/7/23 to 5/12/25 (c)	5.19 to 5.50	24,800,000	24,756,583
5/2/24 (c)(d)	0.00	1,000,000	1,000,000
Freddie Mac
6/12/24	5.35	500,000	500,000

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $30,106,559)			30,106,559

U.S. Government Agency Repurchase Agreement - 27.2%
	Maturity Amount ($)	Value ($)
In a joint trading account at 5.3% dated 10/31/23 due 11/1/23 (Collateralized by U.S. Government Obligations) #	11,887,751	11,886,000
With:
ABN AMRO Bank NV at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Government Obligations valued at $1,020,197, 1.25% - 5.50%, 6/30/28 - 8/1/53)	1,000,148	1,000,000
BMO Harris Bank NA at 5.32%, dated 10/12/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $1,023,015, 4.50%, 6/20/46)	1,003,103	1,000,000
BNP Paribas, SA at:
5.32%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $2,054,086, 0.00% - 5.55%, 2/27/24 - 10/1/53)	2,012,413	2,000,000
5.35%, dated 10/25/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $1,021,211, 0.00% - 6.00%, 2/22/24 - 9/1/53)	1,007,431	1,000,000
5.36%, dated:
8/1/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $1,033,984, 0.00% - 5.50%, 2/22/24 - 10/1/53) (c)(d)(e)	1,018,164	1,000,000
8/23/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $517,792, 0.00% - 6.08%, 2/22/24 - 10/1/53) (c)(d)(e)	508,933	500,000
5.38%, dated:
9/18/23 due 12/18/23 (Collateralized by U.S. Government Obligations valued at $1,026,866, 0.00% - 6.50%, 2/15/24 - 10/1/53) (c)(d)(e)	1,013,587	1,000,000
9/21/23 due 12/20/23 (Collateralized by U.S. Government Obligations valued at $1,026,522, 0.00% - 6.50%, 2/15/30 - 11/1/53) (c)(d)(e)	1,013,438	1,000,000
BofA Securities, Inc. at:
5.34%, dated 10/30/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $1,020,354, 1.25%, 9/30/28)	1,004,598	1,000,000
5.39%, dated 10/18/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $1,022,213, 1.25%, 9/30/28)	1,009,133	1,000,000
CIBC Bank U.S.A. at 5.34%, dated 10/12/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $1,023,028, 0.75% - 7.50%, 1/31/28 - 10/1/53)	1,004,747	1,000,000
FICC State Street GC (Gov. Repo) at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $1,290,163, 2.50% - 6.50%, 9/30/28 - 8/15/53)	1,000,148	1,000,000
Goldman Sachs & Co. at 5.31%, dated:
10/27/23 due 11/3/23 (Collateralized by U.S. Treasury Obligations valued at $1,020,808, 1.75%, 8/15/41)	1,001,033	1,000,000
10/31/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $1,020,150, 3.00% - 5.50%, 8/15/38 - 2/20/43)	1,001,033	1,000,000
Morgan Stanley & Co., LLC at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Government Obligations valued at $1,020,940, 1.50% - 6.50%, 7/15/33 - 9/1/53)	1,000,148	1,000,000
RBC Financial Group at 5.33%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $1,026,230, 2.00% - 7.00%, 8/15/32 - 9/20/63)	1,006,218	1,000,000
TD Securities (U.S.A.) at 5.32%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Government Obligations valued at $1,020,151, 6.00%, 8/20/53)	1,000,148	1,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $29,386,000)		29,386,000

U.S. Treasury Repurchase Agreement - 25.4%
	Maturity Amount ($)	Value ($)
With:
ABN AMRO Bank NV at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $1,020,196, 0.75% - 4.38%, 8/15/25 - 6/30/28)	1,000,147	1,000,000
Barclays Bank PLC at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $1,020,156, 3.88%, 3/31/25)	1,000,147	1,000,000
BofA Securities, Inc. at 5.33%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $1,026,234, 4.63%, 6/30/25)	1,006,218	1,000,000
CIBC Bank U.S.A. at 5.32%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $1,026,197, 1.13% - 4.25%, 12/31/24 - 5/15/53)	1,006,201	1,000,000
Credit AG at 5.32%, dated 10/10/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $1,023,323, 3.38%, 8/15/42)	1,003,399	1,000,000
Fixed Income Clearing Corp. - BNP at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $1,020,201, 5.51%, 7/31/25)	1,000,148	1,000,000
Fixed Income Clearing Corp. - BNYM at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $3,060,037, 2.88%, 5/15/32)	3,000,442	3,000,000
Fixed Income Clearing Corp. - SSB at:
5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $3,058,042, 2.75%, 5/31/29)	3,000,442	3,000,000
5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $1,019,406, 4.63%, 10/15/26)	1,000,148	1,000,000
ING Financial Markets LLC at:
5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $1,023,570, 4.00%, 2/29/28)	1,000,147	1,000,000
5.31%, dated 10/31/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $1,021,101, 0.63% - 3.75%, 8/31/25 - 2/15/47)	1,001,033	1,000,000
Lloyds Bank PLC at:
5.4%, dated 10/30/23 due 12/20/23 (Collateralized by U.S. Treasury Obligations valued at $1,019,588, 3.88%, 12/31/27)	1,007,650	1,000,000
5.43%, dated 9/20/23 due 11/20/23 (Collateralized by U.S. Treasury Obligations valued at $513,468, 0.75% - 2.38%, 8/15/24 - 11/15/24)	504,600	500,000
Mizuho Bank, Ltd. at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $1,021,061, 1.63%, 5/15/31)	1,000,148	1,000,000
Morgan Stanley & Co., LLC at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $1,020,200, 1.63% - 4.75%, 7/31/25 - 5/15/31)	1,000,147	1,000,000
MUFG Securities (Canada), Ltd. at 5.33%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $1,026,253, 1.00% - 4.25%, 3/31/24 - 11/15/51)	1,006,218	1,000,000
MUFG Securities EMEA PLC at 5.31%, dated:
10/31/23 due 11/1/23
(Collateralized by U.S. Treasury Obligations valued at $1,066,779, 2.75% - 4.38%, 10/31/24 - 8/15/32)	1,000,148	1,000,000
(Collateralized by U.S. Treasury Obligations valued at $1,056,867, 1.88% - 3.13%, 2/15/41 - 11/15/41)	1,000,148	1,000,000
11/1/23 due 11/2/23 (f)	1,000,148	1,000,000
Natixis SA at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $1,026,120, 0.38% - 5.00%, 9/30/25 - 11/15/52)	1,000,147	1,000,000
NatWest Markets Securities, Inc. at:
5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $1,020,202, 4.00%, 2/28/30)	1,000,147	1,000,000
5.31%, dated 10/26/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $1,020,969, 4.00%, 2/28/30)	1,001,033	1,000,000
Norinchukin Bank at 5.34%, dated 10/30/23 due 11/6/23 (Collateralized by U.S. Treasury Obligations valued at $1,030,113, 3.63% - 3.88%, 2/15/43 - 2/15/53)	1,001,038	1,000,000
Societe Generale at 5.31%, dated 10/31/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $1,030,156, 3.63%, 2/15/53)	1,001,033	1,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $27,500,000)		27,500,000

TOTAL INVESTMENT IN SECURITIES - 106.6% (Cost $115,374,180)	115,374,180
NET OTHER ASSETS (LIABILITIES) - (6.6)%	(7,095,763)
NET ASSETS - 100.0%	108,278,417

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	The maturity amount is based on the rate at period end.
(f)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$11,886,000 due 11/01/23 at 5.30%
BNY Mellon Capital Markets LLC	143,000
Bank of America, N.A.	410,000
BofA Securities, Inc.	235,000
Citigroup Global Markets, Inc.	336,000
Credit Agricole CIB New York Branch	51,000
HSBC Securities (USA), Inc.	51,000
ING Financial Markets LLC	67,000
JP Morgan Securities LLC	114,000
Mitsubishi UFJ Securities Holdings Ltd	205,000
Mizuho Securities USA, Inc.	114,000
Nomura Securities International	6,087,000
RBC Dominion Securities, Inc.	693,000
Royal Bank of Canada	229,000
Sumitomo Mitsui Banking Corp.	2,018,000
Sumitomo Mitsui Banking Corp. NY	247,000
Wells Fargo Bank National Asso	658,000
Wells Fargo Securities LLC	228,000
11,886,000

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $56,886,000) - See accompanying schedule Unaffiliated issuers (cost $115,374,180):		$115,374,180
Cash		1,000,743
Receivable for fund shares sold		7,390,438
Interest receivable		251,855
Total assets		124,017,216
Liabilities
Payable for investments purchased	$2,993,817
Payable for fund shares redeemed	12,452,640
Distributions payable	161,849
Other payables and accrued expenses	130,493
Total Liabilities		15,738,799
Net Assets		$108,278,417
Net Assets consist of:
Paid in capital		$108,281,108
Total accumulated earnings (loss)		(2,691)
Net Assets		$108,278,417
Net Asset Value, offering price and redemption price per share ($108,278,417 ÷ 108,267,758 shares)		$1.00

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Interest		$2,842,429
Expenses
Independent trustees' fees and expenses	$180
Proxy	130,230
Total expenses before reductions	130,410
Expense reductions	(130,024)
Total expenses after reductions		386
Net Investment income (loss)		2,842,043
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	22
Total net realized gain (loss)		22
Net increase in net assets resulting from operations		$2,842,065
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,842,043	$2,929,504
Net realized gain (loss)	22	(151)
Net increase in net assets resulting from operations	2,842,065	2,929,353
Distributions to shareholders	(2,845,887)	(2,928,222)

Share transactions
Proceeds from sales of shares	2,173,715,170	3,537,387,735
Reinvestment of distributions	1,892,667	1,972,006
Cost of shares redeemed	(2,167,513,826)	(3,555,577,849)

Net increase (decrease) in net assets and shares resulting from share transactions	8,094,011	(16,218,108)
Total increase (decrease) in net assets	8,090,189	(16,216,977)

Net Assets
Beginning of period	100,188,228	116,405,205
End of period	$108,278,417	$100,188,228

Other Information
Shares
Sold	2,173,715,170	3,537,387,735
Issued in reinvestment of distributions	1,892,667	1,972,006
Redeemed	(2,167,523,259)	(3,555,577,849)
Net increase (decrease)	8,084,578	(16,218,108)

Financial Highlights
Fidelity Flex® Government Money Market Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.027	.031	.001	.002	.018	.022
Net realized and unrealized gain (loss)	- B	- B	- B	(.001)	- B	- B
Total from investment operations	.027	.031	.001	.001	.018	.022
Distributions from net investment income	(.027)	(.031)	(.001)	(.001)	(.018)	(.022)
Total distributions	(.027)	(.031)	(.001)	(.001)	(.018)	(.022)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.69%	3.17%	.10%	.15%	1.81%	2.22%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.12% G,H	-% I	-% I	-% I	-% I	-% I
Expenses net of fee waivers, if any	(.24)% G,H	-% I	-% I	-% I	-% I	-% I
Expenses net of all reductions	(.24)% G,H	-% I	-% I	-% I	-% I	-% I
Net investment income (loss)	5.57% G,H	3.15%	.10%	.14%	1.64%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$108,278	$100,188	$116,405	$98,979	$50,942	$22,044

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

IAmount represents less than .005%.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Flex Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$115,374,180

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(-)
Long-term	(152)
Total capital loss carryforward	$(152)
Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets on an annual basis. This reimbursement will remain in place through August 31, 2025. During the period this reimbursement reduced the Fund's expenses by $128,622.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,402.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity Flex® Government Money Market Fund	-%-D
Actual		$ 1,000	$ 1,026.90	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Government Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of the Investment Advisers, and also considered the Investment Advisers implementation of the fund's investment program and experience. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	337,939,496,302.780	94.380
Withheld	20,121,891,677.960	5.620
TOTAL	358,061,387,980.740	100.000
Jennifer Toolin McAuliffe
Affirmative	337,261,756,605.130	94.190
Withheld	20,799,631,375.610	5.810
TOTAL	358,061,387,980.740	100.000
Christine J. Thompson
Affirmative	337,756,507,971.920	94.330
Withheld	20,304,880,008.820	5.670
TOTAL	358,061,387,980.740	100.000
Elizabeth S. Acton
Affirmative	336,673,811,160.640	94.030
Withheld	21,387,576,820.100	5.970
TOTAL	358,061,387,980.740	100.000
Laura M. Bishop
Affirmative	336,705,559,027.450	94.040
Withheld	21,355,828,953.280	5.960
TOTAL	358,061,387,980.730	100.000
Ann E. Dunwoody
Affirmative	336,791,135,924.560	94.060
Withheld	21,270,252,056.180	5.940
TOTAL	358,061,387,980.740	100.000
John Engler
Affirmative	336,187,619,932.530	93.890
Withheld	21,873,768,048.210	6.110
TOTAL	358,061,387,980.740	100.000
Robert F. Gartland
Affirmative	337,535,127,127.930	94.270
Withheld	20,526,260,852.810	5.730
TOTAL	358,061,387,980.740	100.000
Robert W. Helm
Affirmative	337,290,460,580.820	94.200
Withheld	20,770,927,399.920	5.800
TOTAL	358,061,387,980.740	100.000
Arthur E. Johnson
Affirmative	336,917,974,849.290	94.100
Withheld	21,143,413,131.450	5.900
TOTAL	358,061,387,980.740	100.000
Michael E. Kenneally
Affirmative	337,417,190,479.840	94.240
Withheld	20,644,197,500.900	5.760
TOTAL	358,061,387,980.740	100.000
Mark A. Murray
Affirmative	337,795,870,420.820	94.340
Withheld	20,265,517,559.920	5.660
TOTAL	358,061,387,980.740	100.000
Carol J. Zierhoffer
Affirmative	337,084,951,395.910	94.140
Withheld	20,976,436,584.830	5.860
TOTAL	358,061,387,980.740	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.9881598.106
ZGY-SANN-1223
Fidelity® Money Market Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance October 31, 2023 (Unaudited)
Current 7-Day Yields

Fidelity® Money Market Fund	5.09%
Premium Class	5.21%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2023, the most recent period shown in the table, would have been 5.12% for Premium Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	69.7
8 - 30	10.5
31 - 60	8.2
61 - 90	5.2
91 - 180	5.5
> 180	0.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.4)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Certificate of Deposit - 15.4%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Domestic Certificates Of Deposit - 3.5%
Bank of America NA
11/9/23 to 2/28/24	5.57 to 5.75	2,606,000	2,606,000
BMO Harris Bank NA
12/5/23 to 1/12/24 (c)(d)	5.75 to 5.77	436,000	436,000
State Street Bank & Trust Co., Boston
2/20/24 to 2/22/24 (c)(d)	5.65	343,000	343,000
TOTAL DOMESTIC CERTIFICATES OF DEPOSIT			3,385,000
New York Branch, Yankee Dollar, Foreign Banks - 11.9%
Bank of Nova Scotia
3/7/24 to 5/1/24 (c)	5.65 to 5.85	659,500	659,500
Credit Agricole CIB
11/1/23 to 2/2/24	5.58 to 5.68	1,094,000	1,094,000
Landesbank Baden-Wuerttemberg New York Branch
11/3/23 to 11/7/23	5.38	875,000	875,000
Mitsubishi UFJ Trust & Banking Corp.
11/1/23 to 12/15/23	5.58 to 5.64	3,039,500	3,039,500
Mizuho Corporate Bank Ltd.
11/13/23 to 12/22/23 (c)	5.55 to 5.58	2,053,000	2,053,000
MUFG Bank Ltd.
11/20/23 to 1/25/24	5.62 to 5.70	831,000	831,000
Sumitomo Mitsui Banking Corp.
12/1/23 to 2/2/24 (c)	5.51 to 5.74	2,196,000	2,196,000
Sumitomo Mitsui Trust Bank Ltd.
1/2/24 to 1/8/24	5.60 to 5.62	661,000	661,000
TOTAL NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS			11,409,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $14,794,000)			14,794,000

Financial Company Commercial Paper - 16.0%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Australia & New Zealand Banking Group Ltd.
11/13/23 to 4/9/24	5.61 to 5.78	864,000	846,052
Bank of Montreal
11/9/23 to 4/5/24 (c)	5.66 to 5.81	1,511,000	1,504,482
Bayerische Landesbank
11/1/23 to 11/10/23	5.53 to 5.54	1,255,000	1,254,227
Bedford Row Funding Corp.
3/20/24 (c)(d)	5.66	108,000	108,000
3/26/24 (c)(d)	5.66	112,000	112,000
4/15/24 (c)(d)	5.66	65,000	65,000
4/8/24 (c)(d)	5.66	54,000	54,000
Bedford Row Funding Corp. (Liquidity Facility Royal Bank of Canada)

5/20/24	5.84	142,000	137,520
5/23/24	5.85	66,000	63,883
BPCE SA
11/9/23 to 2/8/24	5.56 to 5.74	2,309,000	2,283,880
Canadian Imperial Bank of Commerce
11/9/23 to 12/22/23 (c)	5.66 to 5.68	538,000	536,311
DNB Bank ASA
4/5/24 to 5/20/24	5.79 to 5.84	908,000	882,610
Federation des caisses Desjardin
11/9/23 to 1/22/24	5.58 to 5.80	653,000	647,336
Landesbank Baden-Wurttemberg
11/1/23	5.35	2,192,000	2,192,000
Mitsubishi UFJ Trust & Banking Corp.
11/10/23	5.61	86,000	85,881
Mizuho Bank Ltd. Singapore Branch
11/17/23 to 1/16/24	5.52 to 5.64	346,000	343,950
National Australia Bank Ltd.
3/18/24 (c)(d)	5.64	196,000	196,000
National Bank of Canada
1/19/24	5.77	432,000	426,691
Podium Funding Trust
12/8/23 (c)(d)	5.76	86,000	86,000
2/22/24 (c)(d)	5.67	86,000	86,000
Podium Funding Trust (Liquidity Facility Bank of Montreal)

1/12/24	5.81	65,000	64,267
1/17/24	5.73	39,000	38,534
4/18/24	5.84	44,000	42,829
Royal Bank of Canada
11/9/23 to 5/14/24 (c)(d)	5.66 to 5.71	653,000	653,000
Skandinaviska Enskilda Banken AB
12/14/23	5.54	217,000	215,585
Sumitomo Mitsui Banking Corp.
1/24/24	5.70	219,000	216,128
Sumitomo Mitsui Trust Bank Ltd.
11/6/23 to 12/20/23	5.52 to 5.57	2,221,000	2,213,376
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $15,355,542)			15,355,542

Asset Backed Commercial Paper - 0.5%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Cabot Trail Funding LLC (Liquidity Facility The Toronto-Dominion Bank)

12/13/23	5.69	16,000	15,897
2/9/24	5.76	43,000	42,331
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

12/19/23	5.59	20,000	19,853
12/20/23	5.59	79,000	78,408
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

12/18/23	5.56	126,000	125,097
12/19/23	5.56	90,000	89,341
12/19/23	5.56	45,000	44,671
Victory Receivables Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

12/20/23	5.60	44,000	43,669
12/21/23	5.60	66,000	65,494
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $524,761)			524,761

U.S. Treasury Debt - 9.5%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 9.5%
U.S. Treasury Bills
11/2/23 to 12/26/23	5.32 to 5.41	9,149,400	9,115,960

TOTAL U.S. TREASURY DEBT (Cost $9,149,400)			9,115,960

Non-Negotiable Time Deposit - 5.4%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Time Deposits - 5.4%
Barclays Bank PLC
11/1/23	5.37	1,753,000	1,753,000
Canadian Imperial Bank of Commerce
11/1/23	5.31	47,609	47,609
Landesbank Hessen-Thuringen London Branch
11/1/23 to 11/7/23	5.37	984,000	984,000
Mizuho Bank Ltd. Canada Branch
11/1/23	5.33	2,012,000	2,012,000
Royal Bank of Canada
11/1/23	5.32	443,000	443,000

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $5,239,609)			5,239,609

U.S. Government Agency Repurchase Agreement - 13.6%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at 5.31% dated 10/31/23 due 11/1/23 (Collateralized by U.S. Government Obligations) #	5,522,019	5,521,205
With:
ABN AMRO Bank NV at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $196,889,037, 1.25% - 5.50%, 8/15/25 - 8/20/53)	193,028	193,000
BMO Harris Bank NA at:
5.31%, dated 10/26/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $53,086,941, 3.50% - 7.00%, 3/20/47 - 10/20/63)	52,054	52,000
5.32%, dated:
9/21/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $52,335,184, 3.50% - 7.00%, 11/20/41 - 9/20/63)	51,317	51,000
10/12/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $78,772,129, 3.00% - 5.00%, 6/20/41 - 11/20/49)	77,239	77,000
BNP Paribas, SA at:
5.32%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $1,352,850,901, 0.00% - 7.00%, 11/30/23 - 10/1/53)	1,323,162	1,315,000
5.35%, dated 10/25/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $106,205,785, 0.00% - 6.50%, 2/27/24 - 10/1/53)	104,773	104,000
5.36%, dated:
8/1/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $101,854,070, 0.00% - 7.00%, 12/21/23 - 10/1/53) (c)(d)(e)	99,780	98,000
8/4/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $100,273,175, 0.00% - 7.00%, 12/21/23 - 10/1/53) (c)(d)(e)	98,762	97,000
8/23/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $101,179,927, 0.00% - 7.00%, 2/27/24 - 10/1/53) (c)(d)(e)	99,751	98,000
BofA Securities, Inc. at:
5.34%, dated 10/30/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $381,593,172, 2.00% - 5.00%, 2/20/51 - 8/20/53)	375,720	374,000
5.35%, dated 10/26/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $53,087,330, 4.00%, 12/15/25)	52,247	52,000
5.37%, dated 9/27/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $51,266,278, 1.25%, 4/30/28) (c)(d)(e)	50,902	50,000
CIBC Bank U.S.A. at:
5.32%, dated 10/23/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $46,982,428, 0.75% - 6.50%, 12/31/26 - 9/1/53)	46,190	46,000
5.34%, dated 10/12/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $291,562,413, 0.13% - 7.50%, 6/30/24 - 10/1/53)	286,353	285,000
Citibank NA at 5.31%, dated 10/26/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $160,816,499, 1.25% - 3.88%, 8/31/27 - 5/15/50)	156,161	156,000
Citigroup Global Capital Markets, Inc. at:
5.31%, dated 10/26/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $184,783,479, 3.00% - 7.50%, 7/31/24 - 9/20/53)	181,187	181,000
5.32%, dated 10/23/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $158,310,286, 2.00% - 5.00%, 7/31/24 - 5/1/51)	155,802	155,000
FICC State Street GC (Gov. Repo) at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Government Obligations valued at $212,404,820, 0.25% - 6.50%, 5/31/25 - 10/1/53)	208,031	208,000
Goldman Sachs & Co. at 5.31%, dated:
10/25/23 due 11/1/23 (Collateralized by U.S. Government Obligations valued at $476,831,822, 1.13% - 6.50%, 12/1/26 - 1/15/58)	467,482	467,000
10/26/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $211,326,859, 2.50% - 6.50%, 2/1/31 - 10/1/53)	207,214	207,000
10/27/23 due 11/3/23 (Collateralized by U.S. Treasury Obligations valued at $370,533,122, 0.00% - 3.88%, 2/20/24 - 8/15/33)	363,375	363,000
10/30/23 due 11/6/23 (Collateralized by U.S. Treasury Obligations valued at $422,404,597, 2.00% - 4.38%, 5/15/41 - 8/15/43)	414,427	414,000
10/31/23 due 11/7/23
(Collateralized by U.S. Government Obligations valued at $265,239,117, 2.50% - 6.50%, 3/20/25 - 8/15/64)	260,268	260,000
(Collateralized by U.S. Treasury Obligations valued at $211,171,145, 0.00% - 4.38%, 11/7/23 - 11/20/51)	207,214	207,000
Morgan Stanley & Co., LLC at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Government Obligations valued at $106,101,010, 0.00% - 6.50%, 11/28/23 - 10/1/53)	104,015	104,000
RBC Dominion Securities at 5.32%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $496,824,348, 0.00% - 6.88%, 11/24/23 - 9/1/53)	487,004	484,000
RBC Financial Group at 5.33%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Government Obligations valued at $1,091,602,927, 1.62% - 9.00%, 4/1/25 - 9/20/63)	1,068,604	1,062,000
TD Securities (U.S.A.) at 5.32%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Government Obligations valued at $232,594,368, 2.50% - 6.50%, 6/20/43 - 10/20/53)	228,034	228,000
Wells Fargo Securities, LLC at 5.36%, dated 9/21/23 due 11/7/23 (Collateralized by U.S. Government Obligations valued at $207,297,531, 1.50% - 6.50%, 12/1/23 - 10/1/53) (c)(d)(e)	203,835	202,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $13,111,205)		13,111,205

U.S. Treasury Repurchase Agreement - 37.8%
	Maturity Amount ($) (000s)	Value ($) (000s)
With:
Barclays Bank PLC at 5.32%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $327,351,481, 1.50% - 4.38%, 8/15/26 - 11/30/28)	320,980	319,000
BMO Capital Markets Corp. at 5.31%, dated 10/26/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $47,982,509, 0.00% - 4.63%, 11/30/23 - 8/15/30)	47,049	47,000
BofA Securities, Inc. at:
5.32%, dated 10/30/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $62,238,471, 0.63%, 10/15/24)	61,279	61,000
5.33%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $22,576,305, 2.75%, 7/31/27)	22,137	22,000
CIBC Bank U.S.A. at 5.32%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $97,486,612, 0.50% - 4.00%, 2/15/26 - 5/15/50)	95,589	95,000
Credit AG at:
5.31%, dated 10/25/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $90,733,605, 2.75% - 3.13%, 11/15/47 - 5/15/48)	88,091	88,000
5.32%, dated:
9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $46,355,204, 2.25% - 3.00%, 5/15/41 - 5/15/47)	45,279	45,000
10/10/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $94,145,114, 1.13% - 3.25%, 5/15/40 - 5/15/42)	92,313	92,000
5.33%, dated 10/20/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $95,028,586, 1.13% - 4.25%, 5/15/39 - 5/15/40)	93,427	93,000
Federal Reserve Bank of New York at 5.3%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $33,282,899,311, 0.75% - 4.00%, 1/15/25 - 5/15/47)	33,282,899	33,278,000
Fixed Income Clearing Corp. - BNP at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $239,735,363, 0.38% - 5.42%, 7/31/24 - 11/15/50)	235,035	235,000
Fixed Income Clearing Corp. - SSB at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $143,735,388, 4.63%, 10/15/26)	141,021	141,000
ING Financial Markets LLC at 5.31%, dated:
10/27/23 due 11/3/23 (Collateralized by U.S. Treasury Obligations valued at $57,445,336, 0.25% - 5.00%, 7/31/24 - 5/15/47)	56,058	56,000
10/31/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $14,296,079, 0.00% - 5.38%, 11/30/23 - 2/15/51)	14,014	14,000
Mizuho Bank, Ltd. at 5.31%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Treasury Obligations valued at $239,916,226, 1.63%, 5/15/31)	235,035	235,000
MUFG Securities (Canada), Ltd. at 5.33%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $46,179,827, 0.25% - 6.50%, 3/31/24 - 8/15/53)	45,280	45,000
MUFG Securities EMEA PLC at 5.31%, dated:
10/31/23 due 11/1/23
(Collateralized by U.S. Treasury Obligations valued at $191,654,530, 2.75% - 3.88%, 9/30/29 - 11/15/41)	188,028	188,000
(Collateralized by U.S. Treasury Obligations valued at $310,073,355, 0.25% - 5.00%, 11/15/23 - 10/31/30)	282,042	282,000
11/1/23 due 11/2/23 (f)	188,028	188,000
NatWest Markets Securities, Inc. at 5.31%, dated 10/26/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $233,786,743, 0.50% - 4.00%, 11/30/23 - 4/30/29)	229,236	229,000
Norinchukin Bank at 5.34%, dated 10/30/23 due 11/6/23 (Collateralized by U.S. Treasury Obligations valued at $47,947,144, 3.88%, 2/15/43)	47,049	47,000
RBC Dominion Securities at 5.32%, dated 9/21/23 due 11/2/23 (Collateralized by U.S. Treasury Obligations valued at $69,782,079, 0.00% - 6.88%, 2/15/24 - 2/15/53)	68,422	68,000
Societe Generale at 5.31%, dated:
10/26/23 due 11/2/23
(Collateralized by U.S. Treasury Obligations valued at $93,977,041, 3.25% - 3.63%, 5/15/42 - 2/15/53)	92,095	92,000
(Collateralized by U.S. Treasury Obligations valued at $190,908,805, 0.38% - 4.00%, 12/31/25 - 5/15/32)	187,193	187,000
10/31/23 due 11/7/23 (Collateralized by U.S. Treasury Obligations valued at $216,739,209, 3.00% - 3.88%, 5/15/43 - 8/15/52)	212,219	212,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $36,359,000)		36,359,000

Other Repurchase Agreement - 2.2%
	Maturity Amount ($) (000s)	Value ($) (000s)
Other Repurchase Agreement - 2.2%
With:
BMO Capital Markets Corp. at:
5.46%, dated 10/31/23 due 11/1/23 (Collateralized by Corporate Obligations valued at $95,564,542, 1.43% - 5.87%, 2/4/24 - 2/1/46)	91,014	91,000
5.52%, dated 10/31/23 due 11/1/23 (Collateralized by Corporate Obligations valued at $98,295,454, 3.88% - 5.75%, 8/1/28 - 4/1/29)	91,014	91,000
BMO Chicago Branch at 5.52%, dated 10/31/23 due 11/1/23 (Collateralized by Corporate Obligations valued at $11,520,483, 0.00% - 8.63%, 3/1/24 - 9/20/72)	11,002	11,000
BNP Paribas Prime Brokerage, Inc. at 5.57%, dated 10/31/23 due 11/1/23 (Collateralized by Equity Securities valued at $144,742,421)	134,021	134,000
HSBC Securities, Inc. at 5.55%, dated 10/31/23 due 11/1/23 (Collateralized by Corporate Obligations valued at $23,763,997, 3.00% - 6.60%, 9/1/30 - 12/31/79)	22,003	22,000
ING Financial Markets LLC at 5.55%, dated 10/31/23 due 11/1/23 (Collateralized by Equity Securities valued at $109,096,894)	101,016	101,000
J.P. Morgan Securities, LLC at:
5.82%, dated 10/10/23 due 1/29/24 (Collateralized by Equity Securities valued at $240,612,757) (c)(d)(e)	226,307	222,000
5.89%, dated 10/2/23 due 1/29/24 (Collateralized by Corporate Obligations valued at $741,010,899, 0.00% - 9.25%, 12/1/23 - 2/1/29) (c)(d)(e)	700,488	687,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
5.55%, dated 10/31/23 due 11/1/23 (Collateralized by Equity Securities valued at $60,489,332)	56,009	56,000
5.84%, dated 10/31/23 due 11/1/23 (Collateralized by Equity Securities valued at $8,641,405)	8,001	8,000
Mizuho Securities U.S.A., Inc. at:
5.59%, dated 10/31/23 due 11/1/23 (Collateralized by Equity Securities valued at $87,493,589)	81,013	81,000
5.82%, dated 10/24/23 due 12/22/23 (Collateralized by Corporate Obligations valued at $305,202,793, 0.70% - 13.00%, 3/20/25 - 5/25/68) (c)(d)(e)	292,766	290,000
NatWest Markets Securities, Inc. at 5.57%, dated 10/31/23 due 11/1/23 (Collateralized by U.S. Government Obligations valued at $45,978,340, 0.00% - 5.13%, 11/15/23 - 11/15/39)	45,007	45,000
RBC Capital Markets Co. at 5.82%, dated 10/24/23 due 12/26/23 (Collateralized by Corporate Obligations valued at $93,491,682, 1.46% - 9.43%, 2/20/27 - 11/15/68) (c)(d)(e)	89,906	89,000
Wells Fargo Securities, LLC at:
5.48%, dated 10/31/23 due 11/1/23 (Collateralized by Commercial Paper valued at $161,734,617, 0.00% - 5.41%, 11/3/23 - 7/15/24)	157,024	157,000
5.95%, dated 10/20/23 due 1/19/24 (Collateralized by Corporate Obligations valued at $47,602,673, 0.00% - 4.63%, 3/1/24 - 10/15/30)	44,662	44,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $2,129,000)		2,129,000

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $96,629,077)	96,629,077
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(376,616)
NET ASSETS - 100.0%	96,252,461

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	The maturity amount is based on the rate at period end.
(f)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$5,521,205,000 due 11/01/23 at 5.31%
BNY Mellon Capital Markets LLC	130,176
Bank of America, N.A.	374,689
BofA Securities, Inc.	214,726
Citigroup Global Markets, Inc.	307,194
Credit Agricole CIB New York Branch	46,903
HSBC Securities (USA), Inc.	46,836
ING Financial Markets LLC	60,393
JP Morgan Securities LLC	104,080
Mitsubishi UFJ Securities Holdings Ltd	187,344
Mizuho Securities USA, Inc.	104,080
Nomura Securities International	807,756
RBC Dominion Securities, Inc.	632,969
Royal Bank of Canada	208,732
Sumitomo Mitsui Banking Corp.	1,842,219
Sumitomo Mitsui Banking Corp. NY	225,571
Wells Fargo Bank National Association	19,377
Wells Fargo Securities LLC	208,160
5,521,205

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $51,599,205) - See accompanying schedule Unaffiliated issuers (cost $96,629,077):		$96,629,077
Cash		496,000
Receivable for fund shares sold		495,154
Interest receivable		161,347
Receivable for interfund loans		49,289
Prepaid expenses		101
Receivable from investment adviser for expense reductions		4,157
Other receivables		413
Total assets		97,835,538
Liabilities
Payable for investments purchased	$1,132,131
Payable for fund shares redeemed	357,701
Distributions payable	61,734
Accrued management fee	19,668
Other affiliated payables	8,615
Other payables and accrued expenses	3,228
Total Liabilities		1,583,077
Net Assets		$96,252,461
Net Assets consist of:
Paid in capital		$96,252,279
Total accumulated earnings (loss)		182
Net Assets		$96,252,461

Net Asset Value and Maximum Offering Price
Fidelity Money Market Fund :
Net Asset Value, offering price and redemption price per share ($10,107,272 ÷ 10,106,622 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($86,145,189 ÷ 86,142,739 shares)		$1.00

Statement of Operations
Amounts in thousands		Six months ended October 31, 2023 (Unaudited)
Investment Income
Interest (including $576 from affiliated interfund lending)		$2,342,466
Expenses
Management fee	$108,593
Transfer agent fees	46,153
Accounting fees and expenses	1,305
Custodian fees and expenses	143
Independent trustees' fees and expenses	142
Registration fees	3,198
Audit	26
Legal	39
Miscellaneous	332
Total expenses before reductions	159,931
Expense reductions	(23,489)
Total expenses after reductions		136,442
Net Investment income (loss)		2,206,024
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16)
Total net realized gain (loss)		(16)
Net increase in net assets resulting from operations		$2,206,008
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,206,024	$1,833,626
Net realized gain (loss)	(16)	5
Net increase in net assets resulting from operations	2,206,008	1,833,631
Distributions to shareholders	(2,205,989)	(1,833,654)

Share transactions - net increase (decrease)	16,810,394	48,063,691
Total increase (decrease) in net assets	16,810,413	48,063,668

Net Assets
Beginning of period	79,442,048	31,378,380
End of period	$96,252,461	$79,442,048

Financial Highlights
Fidelity® Money Market Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.029	- B	- B	.016	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.029	- B	- B	.016	.020
Distributions from net investment income	(.025)	(.029)	- B	- B	(.016)	(.020)
Total distributions	(.025)	(.029)	- B	- B	(.016)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.51%	2.94%	.01%	.02%	1.61%	2.03%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G,H	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42% G,H	.42%	.18%	.25%	.42%	.42%
Expenses net of all reductions	.42% G,H	.42%	.18%	.25%	.42%	.42%
Net investment income (loss)	4.95% G,H	3.31%	.01%	.03%	1.56%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$10,107	$8,226	$3,683	$4,430	$6,093	$5,196

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Fidelity® Money Market Fund Premium Class

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.030	- B	- B	.017	.021
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.030	- B	- B	.017	.021
Distributions from net investment income	(.025)	(.030)	- B	- B	(.017)	(.021)
Total distributions	(.025)	(.030)	- B	- B	(.017)	(.021)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.57%	3.07%	.02%	.05%	1.73%	2.16%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G,H	.36%	.36%	.36%	.36%	.37%
Expenses net of fee waivers, if any	.36% G,H	.30%	.17%	.23%	.30%	.30%
Expenses net of all reductions	.30% G,H	.30%	.17%	.23%	.30%	.30%
Net investment income (loss)	5.07% G,H	3.43%	.02%	.05%	1.68%	2.18%
Supplemental Data
Net assets, end of period (in millions)	$86,145	$71,216	$27,695	$35,060	$48,570	$36,981

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HProxy expenses are not annualized.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Money Market Fund	$405

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$96,629,077

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.

Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Fidelity Money Market Fund	$7,223.16
Premium Class	38,930.10
	$46,153

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Money Market Fund	-A

A Amount represents less than .005%

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Money Market Fund	Lender	19,864	5.40%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Money Market Fund	2
4. Expense Reductions.
The investment adviser contractually agreed to reimburse Premium Class to the extent annual operating expenses exceeded .30% of the average net assets. This reimbursement will remain in place through August 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Premium Class' expenses by $23,457.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $32.
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2023	Year ended April 30, 2023
Fidelity Money Market Fund
Distributions to shareholders
Fidelity Money Market Fund	$223,993	$184,774
Premium Class	1,981,996	1,648,880
Total	$2,205,989	$1,833,654
6. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2023	Year ended April 30, 2023	Six months ended October 31, 2023	Year ended April 30, 2023
Fidelity Money Market Fund
Fidelity Money Market Fund
Shares sold	6,505,675	10,688,040	$6,505,675	$10,688,040
Reinvestment of distributions	191,264	162,141	191,264	162,141
Shares redeemed	(4,815,828)	(6,307,429)	(4,815,828)	(6,307,429)
Net increase (decrease)	1,881,111	4,542,752	$1,881,111	$4,542,752
Premium Class
Shares sold	48,947,056	91,725,652	$48,947,056	$91,725,652
Reinvestment of distributions	1,669,030	1,413,717	1,669,030	1,413,717
Shares redeemed	(35,686,803)	(49,618,430)	(35,686,803)	(49,618,430)
Net increase (decrease)	14,929,283	43,520,939	$14,929,283	$43,520,939
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023
Fidelity® Money Market Fund
Fidelity® Money Market Fund	.42%
Actual		$ 1,000	$ 1,025.10	$ 2.14
Hypothetical-B		$ 1,000	$ 1,023.03	$ 2.14
Premium Class	.30%
Actual		$ 1,000	$ 1,025.70	$ 1.53
Hypothetical-B		$ 1,000	$ 1,023.63	$ 1.53

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Premium Class, which was selected because it was the largest class without 12b-1 fees in 2022); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions with representatives of the Investment Advisers that occur, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of Premium Class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Premium Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Premium Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Premium Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the mapped group for 2022 and above the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund's Premium Class ranked above the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022.

In the information provided to the Board, Fidelity noted that competitor comparisons for money market funds are challenging due, in part, to the frequent imposition of reimbursements and waivers on money market funds in recent years. The Board considered that Fidelity believes that excluding fee waivers and reimbursements provides a better total expense comparison until such waivers are less prevalent in competitor data. When fee waivers and reimbursements are excluded from competitor data, the fund's total expense ratio was below the competitive medians in 2022.
Other Contractual Expenses. The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Premium Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.30% through August 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	337,939,496,302.780	94.380
Withheld	20,121,891,677.960	5.620
TOTAL	358,061,387,980.740	100.000
Jennifer Toolin McAuliffe
Affirmative	337,261,756,605.130	94.190
Withheld	20,799,631,375.610	5.810
TOTAL	358,061,387,980.740	100.000
Christine J. Thompson
Affirmative	337,756,507,971.920	94.330
Withheld	20,304,880,008.820	5.670
TOTAL	358,061,387,980.740	100.000
Elizabeth S. Acton
Affirmative	336,673,811,160.640	94.030
Withheld	21,387,576,820.100	5.970
TOTAL	358,061,387,980.740	100.000
Laura M. Bishop
Affirmative	336,705,559,027.450	94.040
Withheld	21,355,828,953.280	5.960
TOTAL	358,061,387,980.730	100.000
Ann E. Dunwoody
Affirmative	336,791,135,924.560	94.060
Withheld	21,270,252,056.180	5.940
TOTAL	358,061,387,980.740	100.000
John Engler
Affirmative	336,187,619,932.530	93.890
Withheld	21,873,768,048.210	6.110
TOTAL	358,061,387,980.740	100.000
Robert F. Gartland
Affirmative	337,535,127,127.930	94.270
Withheld	20,526,260,852.810	5.730
TOTAL	358,061,387,980.740	100.000
Robert W. Helm
Affirmative	337,290,460,580.820	94.200
Withheld	20,770,927,399.920	5.800
TOTAL	358,061,387,980.740	100.000
Arthur E. Johnson
Affirmative	336,917,974,849.290	94.100
Withheld	21,143,413,131.450	5.900
TOTAL	358,061,387,980.740	100.000
Michael E. Kenneally
Affirmative	337,417,190,479.840	94.240
Withheld	20,644,197,500.900	5.760
TOTAL	358,061,387,980.740	100.000
Mark A. Murray
Affirmative	337,795,870,420.820	94.340
Withheld	20,265,517,559.920	5.660
TOTAL	358,061,387,980.740	100.000
Carol J. Zierhoffer
Affirmative	337,084,951,395.910	94.140
Withheld	20,976,436,584.830	5.860
TOTAL	358,061,387,980.740	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.538241.126
SPM-SANN-1223

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hereford Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2023